Share-Based Payments - Stock Option Narrative (Details) (Employee Stock Option [Member])	12 Months Ended
Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Contractual term (years)	10 years
Holding period	1 year
Exercise period in the event of a divestiture or restructuring	3 months